Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long term debt

	December 31, 2011 $	December 31, 2010 $

U.S. Dollar-denominated Revolving Credit Facilities due through 2018	49,274	188,000
U.S. Dollar-denominated Term Loan due through 2018	120,796	—
U.S. Dollar-denominated Term Loan due through 2019	346,768	371,685
U.S. Dollar-denominated Term Loan due through 2021	321,337	332,248
U.S. Dollar-denominated Term Loan due through 2021	114,868	120,599
U.S. Dollar-denominated Unsecured Demand Loan	13,282	13,282
Euro-denominated Term Loans due through 2023	348,906	373,301

Total	1,315,231	1,399,115
Less current portion	84,722	76,408

Total	1,230,509	1,322,707